LONG-TERM LOANS FROM BANKS (Schedule of Annual Maturities of Long-Term Loans From Banks) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014 (current maturities)	$ 7,306
2015	4,535
2016	3,493
2017	1,272
Long-term loans from banks	$ 16,606	$ 18,537